Collateral Positions (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Collateral Positions
Assets Pledged- Fair Value	$ 1,827,089
RMBS held by counterparties as security for repurchase agreements	1,819,089
Cash collateral for derivatives	8,000
Cash posted as collateral under interest rate swaps and repurchase agreements	4,309
Amortized Cost	1,815,774
Accrued Interest	5,397
Fair Value of Assets Pledged and Accrued Interest	1,832,486
Agency RMBS Repurchase Agreement
Collateral Positions
Cash collateral for derivatives	8,000
Derivatives
Collateral Positions
Cash collateral for derivatives	8,000
Agency RMBS | Assets pledged for borrowings under repurchase agreements
Collateral Positions
RMBS held by counterparties as security for repurchase agreements	1,819,089
Amortized Cost	1,815,774
Accrued Interest	5,397
Fair Value of Assets Pledged and Accrued Interest	$ 1,824,486